Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit):
Schedule of Components of Income Tax Expense (Benefit)
	For the Years Ended
	June 30,
	2012	2011
Current Federal tax	$0	$0
Current State tax	0	0
Change in NOL benefit	1,341,613	497,846
Change in valuation allowance	(1,341,613)	(497,846)
Total	$0	$0